Related Party Disclosures	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related party disclosures

16. Related party disclosures

Compensation of key management personnel of the Company

	2022	2021	2020
	(in thousands)
	£	£	£
Short-term employee benefits	2,770	2,165	1,658
Pension and other benefits	135	104	79
Share-based payments	4,255	5,637	3,377
	7,160	7,906	5,114

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting year.